Investments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Principal amount of bonds and certificates of deposit on deposit to meet state insurance regulatory and/or rating agency requirements	$ 787,000,000
Securities exceeding 10% of Shareholders' Equity	0	$ 0
Fair value of fixed-maturity securities that were non-income producing during the preceding 12 months	0
Allowance for credit losses, securities	0	0
Credit loss allowance balance, available-for-sale securities	0	0
Write off of accrued income	$ 0	$ 0
Percent change in investment income	27.00%	27.00%
other-than-temporary Impairment Loss, Available-for-sale	$ (1,000,000)	$ (1,000,000)	$ 0